Segment Information	12 Months Ended
Dec. 31, 2025
Segment Reporting Information, Additional Information [Abstract]
Segment Information	Segment Information
We manage our business activities on a consolidated basis and operate as a single operating segment, focusing on the development and distribution of sample and assay technologies in the molecular diagnostics and Life Sciences markets.
We have a common basis of organization and the single operating segment reflects the way in which our Chief Executive
Officer, who is the Chief Operating Decision Maker (CODM), evaluates the Company’s financial performance, makes decisions with regards to business operations and allocates resources based on evaluations of QIAGEN as a whole. As
QIAGEN N.V. operates as a single operating segment, the segment information disclosed aligns with the amounts presented in the consolidated financial statements.
We are a leader in molecular research and testing solutions, and our products and services are offered globally. Our product portfolio addresses a wide range of applications and is grouped into two main categories:
•Consumables and related revenues involve our consumables kits, bioinformatics solutions, royalties, co-development milestone payments and services; and
•Instruments and related services, which include laboratory automation platforms, such as sample preparation systems, which streamline workflows in research and diagnostic labs.
Refer to Note 4 "Revenue" for disaggregation of revenue based on product type and product category.
We generate revenue from a diverse customer base. For the years ended December 31, 2025, 2024 and 2023, no single external customer accounted for 10% or more of the Company’s total consolidated revenue.
The CODM assesses the performance of the Company using consolidated net income as the measure of segment profit or loss because it captures the financial impact of the Company’s operating and financing decisions as well as its tax obligations. This measure provides a holistic view of the Company’s profitability and is considered the most relevant metric for decision-making for the Company as a whole.
The CODM utilizes consolidated net income to make strategic decisions about:
•Investment Priorities: Determining the allocation of resources to growth initiatives, research and development or other key operational areas.
•Investment in Research and Development: Determining the appropriate level of funding for research and development initiatives to drive innovation and maintain the Company's competitive edge.
•Market Expansion: Assessing the financial viability of entering new markets or expanding in existing ones to foster growth.
•Cost Management: Evaluating the efficiency of current operations, identifying opportunities for cost optimization and improving operational efficiency across the organization.
•Capital Deployment: Assessing the Company’s ability to reinvest profits into the business or return value to shareholders through capital repayments, dividends or share repurchases.
The CODM reviews certain significant expense categories when evaluating the Company’s operational performance. These include adjusted costs of sales and the resulting adjusted gross profit and margin as well as adjusted operating expenses and the associated adjusted operating income and margin.
The following table presents selected financial information with respect to the Company’s single operating segment for the years ended December 31, 2025, 2024 and 2023:

(in thousands)	2025	2024	2023

Net sales	$2,089,999	$1,978,214	$1,965,311
Cost of sales:
Adjusted cost of sales	702,988	653,403	659,001
Other cost of sales (1)	87,516	357,461	72,622
Total cost of sales	790,504	1,010,864	731,623
Gross profit	1,299,495	967,350	1,233,688
Operating expenses:
Adjusted operating expenses	771,185	757,855	777,677
Other operating costs (1)	62,459	111,784	46,073
Total operating expenses	833,644	869,639	823,750
Income from operations	465,851	97,711	409,938
Total other income, net	24,414	23,436	19,871
Income before income tax expense	490,265	121,147	429,809
Income tax expense	65,385	37,556	88,506
Net income	$424,880	$83,591	$341,303
(1)Other costs include amortization of intangible assets acquired in business combinations and costs related to acquisitions, restructuring and integrations.
The CODM does not review assets in evaluating results and therefore, such information is not presented for segment reporting. See the consolidated financial statements for other financial information regarding the Company’s operating segment.
Geographical Information
Net sales are attributed to countries based on the location of the customer. Intercompany sales are excluded from consolidated net sales. No single customer represents more than ten percent of consolidated net sales. Our country of domicile is the Netherlands, which reported net sales of $23.7 million, $20.9 million and $20.3 million for the years ended 2025, 2024 and 2023, respectively, and these amounts are included in the line item Europe, Middle East and
Africa in the table below.
Net sales by geographical location for the years ended December 31, 2025, 2024 and 2023 are as follows:

(in thousands)	2025	2024	2023

Americas:
United States	$998,448	$942,009	$935,281
Other Americas	88,065	89,557	84,774
Total Americas	1,086,513	1,031,566	1,020,055
Europe, Middle East and Africa	712,759	648,494	624,573
Asia Pacific, Japan and Rest of World	290,727	298,154	320,683
Total net sales	$2,089,999	$1,978,214	$1,965,311
Long-lived assets include property, plant and equipment. The Netherlands, which is included in the balances for Europe in the table below, reported long-lived assets of $1.0 million and $0.7 million as of December 31, 2025 and 2024, respectively.
Long-lived assets by geographical location as of December 31, 2025 and 2024 are as follows:

(in thousands)	2025	2024

Americas:
United States	$153,956	$143,894
Other Americas	2,608	2,122
Total Americas	156,564	146,016
Europe, Middle East and Africa:
Germany	670,947	526,251
Other Europe, Middle East and Africa	80,940	64,714
Total Europe, Middle East and Africa	751,887	590,965
Asia Pacific, Japan and Rest of World	15,497	16,630
Total long-lived assets	$923,948	$753,611
Accounting Policies
The accounting policies used to prepare segment information are consistent with those used in the preparation of the
Company’s consolidated financial statements in accordance with U.S. GAAP.